Joint Arrangements	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
JOINT ARRANGEMENTS

22. JOINT ARRANGEMENTS
A) Joint Operations
Cenovus has a number of joint operations in the Upstream segments. The Company also has the following joint operations held in separate entities in the U.S. Manufacturing segment.
BP-Husky Refining LLC
Cenovus holds a 50 percent interest in the Toledo Refinery with BP. BP is the operator of the refinery in Ohio and holds the remaining 50 percent interest. On August 8, 2022, Cenovus announced an agreement with BP to purchase the remaining 50 percent interest. See Note 5 for further details.
WRB Refining LP
Cenovus holds a 50 percent interest in the Wood River and Borger refineries with Phillips 66. Phillips 66 holds the remaining 50 percent interest and is the operator of the Wood River Refinery in Illinois and the Borger Refinery in Texas.
B) Joint Ventures
Husky-CNOOC Madura Ltd.
The Company holds a 40 percent interest in the jointly controlled entity, HCML, which is engaged in the exploration for and production of natural gas and NGLs in offshore Indonesia. The Company’s share of equity investment income (loss) related to the joint venture is included in the Consolidated Statements of Earnings (Loss) in the Offshore segment.
Summarized below is the financial information for HCML accounted for using the equity method.
Results of Operations

For the years ended December 31,	2022	2021
Revenue	383	439
Expenses	350	395
Net Earnings (Loss)	33	44
Balance Sheet

As at December 31,	2022	2021
Current Assets (1)	247	167
Non-Current Assets	1,926	1,433
Current Liabilities	160	62
Non-Current Liabilities	1,293	896
Net Assets	720	642
(1)Includes cash and cash equivalents of $64 million (December 31, 2021 – $46 million).
For the year ended December 31, 2022, the Company’s share of income from the equity-accounted affiliate was $23 million (2021 – $47 million). As at December 31, 2022, the carrying amount of the Company’s share of net assets was $365 million (December 31, 2021 – $311 million). These amounts do not equal the 40 percent joint control of the revenues, expenses and net assets of HCML due to differences in the values attributed to the investment and accounting policies between the joint venture and the Company.
For the year ended December 31, 2022, the Company received $42 million of distributions from HCML (2021 – $100 million) and paid $54 million in contributions (2021 – $18 million).
Husky Midstream Limited Partnership
The Company jointly owns and is the operator of HMLP, which owns midstream assets, including pipeline, storage and other ancillary infrastructure assets in Alberta and Saskatchewan. The Company holds a 35 percent interest in HMLP, with Power Assets Holdings Ltd. holding a 49 percent interest and CK Infrastructure Holdings Ltd. holding a 16 percent interest in HMLP.
For the year ended December 31, 2022, HMLP had net earnings of $190 million (2021 – $134 million). The Company’s share of (income) loss from the equity-accounted affiliate does not equal the 35 percent of the net earnings of HMLP due to the nature of the profit-sharing arrangement as defined in the partnership agreement. The Company’s share of earnings will fluctuate depending on certain income thresholds of HMLP. For the year ended December 31, 2022, the Company did not record its share of pre-tax loss relating to HMLP of $23 million (2021 – loss of $22 million). The carrying value was $nil at December 31, 2022 and December 31, 2021.
As at December 31, 2022, the Company had $28 million in cumulative unrecognized losses and OCI, net of tax (December 31, 2021 – $17 million). The Company records its share of equity investment income related to the joint venture only in excess of the cumulated unrecognized loss and is included in the Consolidated Statements of Earnings (Loss) in the Oil Sands segment.
For the year ended December 31, 2022, the Company received $23 million of distributions from HMLP (2021 – $37 million) and paid $31 million in contributions (2021 – $32 million) to HMLP. The net amount of the distributions received and contributions paid are recorded in earnings from equity-accounted affiliates.